Note 21 - Loans and Borrowings - Loans and Borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Current loans and borrowings	$ 887	$ 3,955	$ 235
Non-current loans and borrowings	18,380	18,385	20,020
Total	19,267	18,385	20,255
Debtor invoice financing [member]
Statement Line Items [Line Items]
Current loans and borrowings	751
Finance leases [member]
Statement Line Items [Line Items]
Current loans and borrowings	136	285	145
Non-current loans and borrowings	138	293	95
Financing agreement [member]
Statement Line Items [Line Items]
Current loans and borrowings		2,000
Shareholder loans [member]
Statement Line Items [Line Items]
Current loans and borrowings		1,670
Non-current loans and borrowings	18,242	18,092	18,992
Bank Loan [Member]
Statement Line Items [Line Items]
Current loans and borrowings			90
Non-current loans and borrowings			$ 933